EQUITY-METHOD INVESTMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Wuxi Bright Wanbang WSP China	Dec. 31, 2011 Wuxi Bright Wanbang WSP China	Oct. 13, 2008 Wuxi Bright Wanbang WSP China
EQUITY-METHOD INVESTMENT
Ownership interest (as a percent)						29.00%
Investment cost				$ 1,076	$ 1,076	$ 1,076
Share of loss	(44)	10	211	(306)	(350)
Exchange difference				93	91
Equity-method investment	863	817		863	817
Amount of goodwill which was included in the carrying amount of the investment				$ 30